AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND

American Century Strategic Asset Allocations, Inc. Prospectus Supplement
Multi-Asset Income Fund
Supplement dated April 20, 2018 ■ Prospectus dated April 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.90%	0.70%	0.55%	0.90%	0.90%	0.90%	0.70%	0.55%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (as a percentage of Assets)		1.31%	1.11%	0.96%	1.56%	2.31%	1.81%	1.11%	0.96%
Fee Waiver or Reimbursement	[1],[2]	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Net Expenses (as a percentage of Assets)		0.90%	0.70%	0.55%	1.15%	1.90%	1.40%	0.70%	0.55%
[1]	The advisor also agreed to waive an additional 0.07 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until April 19, 2019 and cannot terminate it without the approval of the Board of Directors.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

The following replaces the Example table on page 3 of the prospectus.
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	92	303	530	1,183
I CLASS	72	239	422	948
Y CLASS	56	192	339	768
A CLASS	686	934	1,201	1,961
C CLASS	193	613	1,057	2,287
R CLASS	143	459	797	1,750
R5 CLASS	72	239	422	948
R6 CLASS	56	192	339	768